Other Matters	6 Months Ended
Jun. 30, 2013
Other Matters [Abstract]
Other Matters
Note 16 – Other Matters
On June 6, 2013, the Boards of Directors of Lamplighter Financial, MHC (the “Mutual Holding Company”), Waterstone Financial, Inc. (the “Company”), and WaterStone Bank SSB (the “Bank”) each unanimously adopted the Plan of Conversion and Reorganization of the Mutual Holding Company (the “Plan”) pursuant to which the Mutual Holding Company will undertake a “second-step” conversion and cease to exist.

The Company will merge into a new Maryland corporation named Waterstone Financial, Inc. As part of the conversion, the MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represents the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Waterstone Financial, Inc., the new Maryland corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of Waterstone Financial, Inc. common stock that they owned immediately prior to that time (excluding shares purchased in the stock offering and cash received in lieu of fractional shares). When the conversion and public offering are completed, all of the capital stock of WaterStone Bank will be owned by Waterstone Financial, Inc., the Maryland corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of WaterStone Bank in an amount equal to the greater of the MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus or the retained earnings of WaterStone Bank at the time it reorganized into the MHC. Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, WaterStone Bank will not be permitted to pay dividends on its capital stock to Waterstone Financial, Inc., its sole shareholder, if WaterStone Bank’s shareholder’s equity would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. Costs of $487,000 have been incurred related to the conversion as of June 30, 2013.